Financial instruments and risk management - Summary of maximum exposure to credit risk (Detail) - RUB (₽) ₽ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Maximum exposure to credit risk	₽ 2,141,677	₽ 2,893,968
Trade receivables
Statement [Line Items]
Maximum exposure to credit risk	52,462	32,858
Cash and cash equivalents
Statement [Line Items]
Maximum exposure to credit risk	₽ 2,089,215	₽ 2,861,110